Consolidated Statements of Financial Position (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding (in Shares)	103,010,803	93,710,803
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding (in Shares)	16,990,000	16,990,000